Cash and cash equivalents	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	Note 7. Cash and cash equivalents Cash consists of deposits held at major banks.	Note 7. Cash and cash equivalents Cash consists of deposits held at major banks.